Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford Global Alpha Equities Fund

(collectively, the “Funds”)

Supplement dated September 24, 2025 to the Prospectuses and the Statement of Additional Information (“SAI”), each dated April 30, 2025, as supplemented or revised from time to time

1.	Effective on or about March 31, 2026, Spencer Adair will no longer be Portfolio Manager for the Funds. The Prospectuses and the SAI are revised as of that date to remove all references to Spencer Adair as Portfolio Manager for the Funds.

2.	Effective on or about April 1, 2026, Kirsty Gibson will become a Portfolio Manager for Baillie Gifford International Concentrated Growth Equities Fund. Therefore, effective as of that date, the Prospectus for Class K and Institutional Class is revised as follows.

The subsection titled “Management” under “Baillie Gifford International Concentrated Growth Equities Fund” in the “Fund Summaries” section is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Lawrence Burns	Portfolio Manager	2017
Kirsty Gibson	Portfolio Manager	2026
Paulina McPadden	Portfolio Manager	2017

The subsection titled “Baillie Gifford International Concentrated Growth Equities Fund” under “Investment Teams” in the “Fund Management” section is revised to add the following information:

Education	Investment Experience
Kirsty Gibson MA (Hons) in Economics (2011) Edinburgh University MSc Carbon Management (2012) Edinburgh University

Ms. Gibson joined Baillie Gifford in 2012 and is a portfolio manager in the US Equity Growth Team and is involved in running the North American portfolio of the Managed Fund and Global Core Fund since 2021. Prior to joining the US Equity Growth Team, Ms. Gibson also spent several years in the small and large cap global equities departments. Ms.

Gibson graduated MA (Hons) in Economics in 2011 and MSc in Carbon Management in 2012, both from the University of Edinburgh.

Ms. Gibson has been a member of the portfolio management team since April 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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